1                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                            Sentry Variable Account I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2005

Assets:
Investments at value:

     Janus Aspen Series:
        Aspen Large Cap Growth Portfolio, 1,220 shares (cost $25,361)                 $         25,450
        Aspen Mid Cap Growth Portfolio, 7,847 shares (cost $370,260)                           227,721
        Aspen Worldwide Growth Portfolio, 45 shares (cost $1,003)                                1,262
        Aspen Balanced Portfolio, 278 shares (cost $5,941)                                       7,165

     T. Rowe Price Fixed Income Series, Inc.:
        Prime Reserve Portfolio, 47,016 shares (cost $47,016)                                   47,016
        Limited Term Bond Portfolio, 20,615 shares (cost $103,667)                             100,807

     T. Rowe Price Equity Series, Inc.:
        Equity Income Portfolio, 4,316 shares (cost $78,582)                                    94,036
        Personal Strategy Balanced Portfolio, 19,818 shares (cost $304,378)                    364,838
        Mid-Cap Growth Portfolio, 1,376 shares (cost $28,615)                                   35,164

     T. Rowe Price International Series, Inc.:
        International Stock Portfolio, 1,376 shares (cost $17,785)                              21,060

     Vanguard Variable Insurance Fund:
        Small Company Growth Portfolio, 1,044 shares (cost $17,585)                             20,466
        Mid-Cap Index Portfolio, 754 shares (cost $10,531)                                      13,843
                                                                                        ---------------

     Net Assets                                                                       $        958,828
                                                                                        ===============

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
STATEMENTS OF OPERATIONS



                                                      For the Years ended December 31,
                                                 -----------------------------------------------------------

                                                       Janus Aspen                      Janus Aspen
                                                      Large Cap Growth*               Mid Cap Growth
                                                 ----------------------------   ----------------------------
                                                     2005           2004            2005           2004
                                                 -------------  -------------   -------------  -------------
Investment Income:
  Dividends                                              $ 83           $ 35             $ -            $ -

Expenses:
  Mortality and expense risk charges                      293            270           2,593          3,781
                                                 -------------  -------------   -------------  -------------

Net investment income (loss)                             (210)          (235)         (2,593)        (3,781)
                                                 -------------  -------------   -------------  -------------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)                    (18)           (32)        (23,230)      (331,954)

  Capital gain distributions received                       -              -               -              -
                                                 -------------  -------------   -------------  -------------

  Realized gain (loss) on investments and
    capital gain distributions, net                       (18)           (32)        (23,230)      (331,954)

Unrealized appreciation (depreciation), net               979          1,061          49,561        376,509
                                                 -------------  -------------   -------------  -------------

Net increase (decrease) in net assets
  from operations                                       $ 751          $ 794        $ 23,738       $ 40,774
                                                 =============  =============   =============  =============



                                                               For the Years ended December 31,
                                                 -----------------------------------------------------------
                                                       Janus Aspen                     Janus Aspen
                                                      Worldwide Growth                  Balanced
                                                 ----------------------------   ----------------------------
                                                     2005           2004            2005           2004
                                                 -------------  -------------   -------------  -------------
Investment Income:
  Dividends                                              $ 17           $ 12           $ 157          $ 147

Expenses:
  Mortality and expense risk charges                       14             13              82             74
                                                 -------------  -------------   -------------  -------------
Net investment income (loss)                                3             (1)             75             73
                                                 -------------  -------------   -------------  -------------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)                      5              2              14              7
  Capital gain distributions received                       -              -               -              -
                                                 -------------  -------------   -------------  -------------

  Realized gain (loss) on investments and
    capital gain distributions, net                         5              2              14              7

Unrealized appreciation (depreciation), net                48             37             359            380
                                                 -------------  -------------   -------------  -------------

Net increase (decrease) in net assets
  from operations                                        $ 56           $ 38           $ 448          $ 460
                                                 =============  =============   =============  =============


    The accompanying notes are an integral part of these financial statements

*Formerly Janus Aspen Growth

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
STATEMENTS OF OPERATIONS



                                                                          For the Years Ended December 31,
                                               -------------------------------------------------------------------------------------
                                                     T. Rowe Price                  T. Rowe Price                T. Rowe Price
                                                     Prime Reserve                 Limited Term Bond             Equity Income
                                               ----------------------------  ----------------------------  -------------------------
                                                    2005           2004           2005          2004           2005         2004
                                                -------------  -------------  ------------- -------------  ------------- -----------
Investment Income:
  Dividends                                         $ 1,224          $ 403        $ 3,617       $ 3,532        $ 1,440      $ 1,963

Expenses:
  Mortality and expense risk charges                    527            551          1,217         1,237          1,132        1,424
                                                -------------  -------------  ------------- -------------  ------------- -----------

Net investment income (loss)                            697           (148)         2,400         2,295            308          539
                                                -------------  -------------  ------------- -------------  ------------- -----------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)                    -              -            (62)          598          4,140           88

  Capital gain distributions received                     -              -              -             -          4,406        2,929
                                                -------------  -------------  ------------- -------------  ------------- -----------

  Realized gain (loss) on investments and
    capital gain distributions, net                       -              -            (62)          598          8,546        3,017

Unrealized appreciation (depreciation), net               -              -         (1,797)       (2,955)        (7,929)      12,800
                                                -------------  -------------  ------------- -------------  ------------- -----------

Net increase (decrease) in net assets
  from operations                                     $ 697         $ (148)         $ 541         $ (62)         $ 925     $ 16,356
                                               =============  =============  ============= =============  ============= ============


                                                                        For the Years Ended December 31,
                                               -------------------------------------------------------------------------------------
                                                     T. Rowe Price               T. Rowe Price                   T. Rowe Price
                                               Personal Strategy Balanced        Mid-Cap Growth                  International
                                               ----------------------------  ----------------------------  -------------------------
                                                   2005           2004           2005          2004           2005         2004
                                               -------------  -------------  ------------- -------------  ------------- ------------

Investment Income:
  Dividends                                         $ 6,228        $ 6,322            $ -           $ -          $ 310         $ 21

Expenses:
  Mortality and expense risk charges                  4,159          3,554            384           149            211           15
                                               -------------  -------------  ------------- -------------  ------------- ------------

Net investment income (loss)                          2,069          2,768           (384)         (149)            99            6
                                               -------------  -------------  ------------- -------------  ------------- ------------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)                1,130          1,528          1,152            54             26            -

  Capital gain distributions received                 3,132          1,326          1,928             -             68            -
                                               -------------  -------------  ------------- -------------  ------------- ------------

  Realized gain (loss) on investments and
    capital gain distributions, net                   4,262          2,854          3,080            54             94            -

Unrealized appreciation (depreciation), net          11,632         29,562          2,534         2,189          3,104          171
                                               -------------  -------------  ------------- -------------  ------------- ------------

Net increase (decrease) in net assets
  from operations                                  $ 17,963       $ 35,184        $ 5,230       $ 2,094        $ 3,297        $ 177
                                               =============  =============  ============= =============  ============= ============


     The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
STATEMENTS OF OPERATIONS


                                                                          For the Years Ended December 31,
                                             ---------------------------------------------------------------------------------------
                                                     Vanguard                       Vanguard                      Vanguard
                                                     Balanced                     Equity Index              Small Company Growth
                                             ---------------------------- ---------------------------  -----------------------------
                                                 2005          2004           2005          2004          2005          2004
                                             ------------- -------------  ------------- ------------- -------------  ------------
Investment Income:
  Dividends                                          $ 95          $ 84           $ 64          $ 43           $ -          $ 11

Expenses:
  Mortality and expense risk charges                   14            41             14            41           261           235
                                             ------------- -------------  ------------- ------------- -------------  ------------

Net investment income (loss)                           81            43             50             2          (261)         (224)
                                             ------------- -------------  ------------- ------------- -------------  ------------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)                584             9            574            11         1,551           230

  Capital gain distributions received                  60             -            151            85         1,220             -
                                             ------------- -------------  ------------- ------------- -------------  ------------

  Realized gain (loss) on investments and
    capital gain distributions, net                   644             9            725            96         2,771           230

Unrealized appreciation (depreciation), net          (776)          267           (921)          209        (1,809)        2,466
                                             ------------- -------------  ------------- ------------- -------------  ------------

Net increase (decrease) in net assets
  from operations                                   $ (51)        $ 319         $ (146)        $ 307         $ 701       $ 2,472
                                             ============= =============  ============= ============= =============  ============


                                                               For the Years Ended December 31,
                                                 -----------------------------------------------------------
                                                         Vanguard                       Vanguard
                                                       Mid-Cap Index                   REIT Index
                                                 ----------------------------   ----------------------------
                                                     2005           2004            2005           2004
                                                 -------------  -------------   -------------  -------------
Investment Income:
  Dividends                                             $ 122           $ 23           $ 111          $ 117

Expenses:
  Mortality and expense risk charges                      152             97              15             46
                                                 -------------  -------------   -------------  -------------

Net investment income (loss)                              (30)           (74)             96             71
                                                 -------------  -------------   -------------  -------------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)                     41             12             938            152

  Capital gain distributions received                       -              -             245             78
                                                 -------------  -------------   -------------  -------------

  Realized gain (loss) on investments and
    capital gain distributions, net                        41             12           1,183            230

Unrealized appreciation (depreciation), net             1,516          1,660          (1,447)           589
                                                 -------------  -------------   -------------  -------------

Net increase (decrease) in net assets
  from operations                                     $ 1,527        $ 1,598          $ (168)         $ 890
                                                 =============  =============   =============  =============


     The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
STATEMENTS OF CHANGES IN NET ASSETS



                                                               For the Years ended December 31,
                                                 -----------------------------------------------------------
                                                        Janus Aspen                     Janus Aspen
                                                      Large Cap Growth*                Mid Cap Growth
                                                 ----------------------------   ----------------------------
                                                     2005           2004            2005           2004
                                                 -------------  -------------   -------------  -------------

Increase (decrease) in net assets from operations:
  Net investment income (loss)                         $ (210)        $ (235)       $ (2,593)      $ (3,781)

  Realized gains (losses) on investments                  (18)           (32)        (23,230)      (331,954)

  Unrealized appreciation (depreciation), net             979          1,061          49,561        376,509
                                                 -------------  -------------   -------------  -------------

Net increase  (decrease) in net assets from operations    751            794          23,738         40,774
                                                 -------------  -------------   -------------  -------------

Contract transactions:
  Purchase payments                                         -            199               -              -

  Transfers between subaccounts, net                        -              -          15,563              -

  Withdrawals                                               -              -         (17,405)      (211,419)

  Contract maintenance fees                               (18)           (19)           (539)          (651)

  Surrender charges                                         -              -             (71)           (40)
                                                 -------------  -------------   -------------  -------------

Net increase (decrease) in net assets
  derived from contract transactions                      (18)           180          (2,452)      (212,110)
                                                 -------------  -------------   -------------  -------------

Total increase (decrease) in net assets                   733            974          21,286       (171,336)

Net assets at beginning of year                        24,717         23,743         206,435        377,771
                                                 -------------  -------------   -------------  -------------

Net assets at end of year                            $ 25,450       $ 24,717       $ 227,721      $ 206,435
                                                 =============  =============   =============  =============

                                                               For the Years ended December 31,
                                                 -----------------------------------------------------------
                                                          Janus Aspen                 Janus Aspen
                                                        Worldwide Growth                Balanced
                                                 ----------------------------   ----------------------------
                                                     2005           2004            2005           2004
                                                 -------------  -------------   -------------  -------------

Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $ 3           $ (1)           $ 75           $ 73

  Realized gains (losses) on investments                    5              2              14              7

  Unrealized appreciation (depreciation), net              48             37             359            380
                                                 -------------  -------------   -------------  -------------

Net increase  (decrease) in net assets from operations     56             38             448            460
                                                 -------------  -------------   -------------  -------------

Contract transactions:
  Purchase payments                                         -            100               -              -

  Transfers between subaccounts, net                        -              -               -              -

  Withdrawals                                               -              -               -              -

  Contract maintenance fees                               (11)           (11)            (39)           (41)

  Surrender charges                                         -              -               -              -
                                                 -------------  -------------   -------------  -------------

Net increase (decrease) in net assets
  derived from contract transactions                      (11)            89             (39)           (41)
                                                 -------------  -------------   -------------  -------------

Total increase (decrease) in net assets                    45            127             409            419

Net assets at beginning of year                         1,217          1,090           6,756          6,337
                                                 -------------  -------------   -------------  -------------

Net assets at end of year                             $ 1,262        $ 1,217         $ 7,165        $ 6,756
                                                 =============  =============   =============  =============



     The accompanying notes are an integral part of these financial statements

*Formerly Janus Aspen Growth

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
STATEMENTS OF CHANGES IN NET ASSETS




                                                                          For the Years Ended December 31,
                                                 -----------------------------------------------------------------------------------
                                                        T. Rowe Price                T. Rowe Price              T. Rowe Price
                                                        Prime Reserve               Limited Term Bond           Equity Income
                                                 ----------------------------  -------------------------  -------------------------
                                                     2005           2004         2005         2004            2005        2004
                                                 -------------  -------------  ----------- ------------   ------------- ------------

Increase (decrease) in net assets from operations:
  Net investment income (loss)                          $ 697         $ (148)     $ 2,400      $ 2,295         $ 308       $ 539

  Realized gains (losses) on investments                    -              -          (62)         598         8,546       3,017

  Unrealized appreciation (depreciation), net               -              -       (1,797)      (2,955)       (7,929)     12,800
                                                 -------------  -------------  ----------- ------------ ------------- ------------

Net increase (decrease) in net assets from operations     697           (148)         541          (62)          925      16,356
                                                 -------------  -------------  ----------- ------------ ------------- ------------

Contract transactions:
  Purchase payments                                     5,070          3,633          595        2,376         1,807       5,424

  Transfers between subaccounts, net                        -        (28,160)           -       (3,486)      (46,676)        301

  Withdrawals                                               -         (1,365)      (3,154)      (7,499)            -           -

  Contract maintenance fees                               (48)           (57)         (99)        (180)          (45)        (74)

  Surrender charges                                         -            (39)         (15)         (41)            -           -
                                                 -------------  -------------  ----------- ------------ ------------- ------------

Net increase (decrease) in net assets
  derived from contract transactions                    5,022        (25,988)      (2,673)      (8,830)      (44,914)      5,651
                                                 -------------  -------------  ----------- ------------ ------------- ------------

Total increase (decrease) in net assets                 5,719        (26,136)      (2,132)      (8,892)      (43,989)     22,007

Net assets at beginning of year                        41,297         67,433      102,939      111,831       138,025     116,018
                                                 -------------  -------------  ----------- ------------ ------------- ------------

Net assets at end of year                            $ 47,016       $ 41,297    $ 100,807    $ 102,939       $ 94,036   $ 138,025
                                                 =============  =============  =========== ============  ============= ============


                                                                          For the Years Ended December 31,
                                                 -----------------------------------------------------------------------------------
                                                       T. Rowe Price               T. Rowe Price                   T. Rowe Price
                                                 Personal Strategy Balanced        Mid-Cap Growth                  International
                                                 ---------------------------  ---------------------------   ------------------------
                                                     2005         2004           2005          2004            2005           2004
                                                 ------------- ------------   ------------- -------------   -------------  ---------

Increase (decrease) in net assets from operations:
  Net investment income (loss)                        $ 2,069      $ 2,768        $ (384)       $ (149)          $ 99           $ 6

  Realized gains (losses) on investments                4,262        2,854         3,080            54             94             -

  Unrealized appreciation (depreciation), net          11,632       29,562         2,534         2,189          3,104           171
                                                 ------------- ------------ ------------- -------------  -------------  ------------

Net increase  (decrease) in net assets from operations 17,963       35,184         5,230         2,094          3,297           177
                                                 ------------- ------------ ------------- -------------  -------------  ------------

Contract transactions:
  Purchase payments                                    13,358       14,060           300           300            150           150

  Transfers between subaccounts, net                        -        8,706        15,557         5,226         15,557         1,741

  Withdrawals                                          (4,601)     (34,109)       (2,062)            -              -             -

  Contract maintenance fees                              (420)        (417)          (30)           (6)           (11)           (1)

  Surrender charges                                        (5)        (135)          (16)            -              -             -
                                                 ------------- ------------ ------------- -------------  -------------  ------------

Net increase (decrease) in net assets
  derived from contract transactions                    8,332      (11,895)       13,749         5,520         15,696         1,890
                                                 ------------- ------------ ------------- -------------  -------------  ------------

Total increase (decrease) in net assets                26,295       23,289        18,979         7,614         18,993         2,067

Net assets at beginning of year                       338,543      315,254        16,185         8,571          2,067             -
                                                 ------------- ------------ ------------- -------------  -------------  ------------

Net assets at end of year                           $ 364,838    $ 338,543      $ 35,164      $ 16,185       $ 21,060       $ 2,067
                                                 ============= ============ ============= =============  =============  ============



     The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
STATEMENTS OF CHANGES IN NET ASSETS



                                                                          For the Years Ended December 31,
                                                 -----------------------------------------------------------------------------------
                                                          Vanguard                      Vanguard                      Vanguard
                                                          Balanced                    Equity Index              Small Company Growth
                                                 ---------------------------   ---------------------------   -----------------------
                                                     2005          2004           2005          2004           2005           2004
                                                 ------------- -------------   ------------  -------------   -------------  --------

Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $ 81          $ 43           $ 50           $ 2         $ (261)    $ (224)

  Realized gains (losses) on investments                  644             9            725            96          2,771        230

  Unrealized appreciation (depreciation), net            (776)          267           (921)          209         (1,809)     2,466
                                                 ------------- -------------  ------------- -------------  -------------  ---------

Net increase  (decrease) in net assets from operations    (51)          319           (146)          307            701      2,472
                                                 ------------- -------------  ------------- -------------  -------------  ---------

Contract transactions:
  Purchase payments                                         -             -              -             -            600        600

  Transfers between subaccounts, net                      (17)          368             71            94            128      8,345

  Withdrawals                                          (3,469)            -         (3,419)            -         (5,233)         -

  Contract maintenance fees                                (8)           (6)            (7)           (7)           (45)       (31)

  Surrender charges                                       (93)            -            (93)            -           (105)         -
                                                 ------------- -------------  ------------- -------------  -------------  ---------

Net increase (decrease) in net assets
  derived from contract transactions                   (3,587)          362         (3,448)           87         (4,655)     8,914
                                                 ------------- -------------  ------------- -------------  -------------  ---------

Total increase (decrease) in net assets                (3,638)          681         (3,594)          394         (3,954)    11,386

Net assets at beginning of year                         3,638         2,957          3,594         3,200         24,420     13,034
                                                 ------------- -------------  ------------- -------------  -------------  ---------

Net assets at end of year                                 $ -       $ 3,638            $ -       $ 3,594       $ 20,466    $24,420
                                                 ============= =============  ============= =============  =============  =========


                                                               For the Years Ended December 31,
                                                 -----------------------------------------------------------
                                                          Vanguard                       Vanguard
                                                        Mid-Cap Index                   REIT Index
                                                 ----------------------------   ----------------------------
                                                     2005           2004            2005           2004
                                                 -------------  -------------   -------------  -------------

Increase (decrease) in net assets from operations:
  Net investment income (loss)                          $ (30)         $ (74)           $ 96           $ 71

  Realized gains (losses) on investments                   41             12           1,183            230

  Unrealized appreciation (depreciation), net           1,516          1,660          (1,447)           589
                                                 -------------  -------------   -------------  -------------

Net increase  (decrease) in net assets from operations  1,527          1,598            (168)           890
                                                 -------------  -------------   -------------  -------------

Contract transactions:
  Purchase payments                                       600            600               -              -

  Transfers between subaccounts, net                        -          6,965            (183)          (100)

  Withdrawals                                               -              -          (3,595)          (893)

  Contract maintenance fees                               (22)           (22)             (8)            (7)

  Surrender charges                                         -              -             (97)           (42)
                                                 -------------  -------------   -------------  -------------

Net increase (decrease) in net assets
  derived from contract transactions                      578          7,543          (3,883)        (1,042)
                                                 -------------  -------------   -------------  -------------

Total increase (decrease) in net assets                 2,105          9,141          (4,051)          (152)

Net assets at beginning of year                        11,738          2,597           4,051          4,203
                                                 -------------  -------------   -------------  -------------

Net assets at end of year                            $ 13,843       $ 11,738             $ -        $ 4,051
                                                 =============  =============   =============  =============



    The accompanying notes are an integral part of these financial statements

NOTES TO FINANCIAL STATEMENTS
December 31, 2005 and 2004

1.    Organization

     The Sentry Variable Account I (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company of New York (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account was established by the Company on August 24, 1983 in support of variable annuity contracts, and commenced operations on May 3, 1984. The Company discontinued new sales of variable annuity contracts on December 1, 2004. It is an accounting entity wherein all segregated account transactions are reflected.

     The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series, and Vanguard Variable Insurance Fund (collectively the Funds) at each portfolio's net asset value in accordance with the selection made by the contract owners.

     The  Funds  are  diversified   open-end  investment   management  companies
     registered under the Investment Company Act of 1940. A copy of the Funds' Annual Reports are included in the Variable Account's Annual Report.

2.    Significant Accounting Policies

     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

      Valuation of Investments

     Investments in shares of the Funds are valued at each Fund's offering and redemption price.

      Securities Transactions and Investment Income

     Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

      Federal Income Taxes

     The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

     Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

December 31, 2005 and 2004

3.    Purchases and Sales of Securities

     In 2005, purchases and proceeds on sales of the Funds' shares were as follows:

                                                                                Proceeds
                                                           Purchases            on Sales
                                                           ---------------   ---------------
    * Janus Aspen Large Cap Growth Portfolio                         $ 83             $ 311
      Janus Aspen Mid Cap Growth Portfolio                         15,562            20,607
      Janus Aspen Worldwide Growth Portfolio                           17                25
      Janus Aspen Balanced Portfolio                                  157               121
      T. Rowe Price Prime Reserve Portfolio                         6,294               574
      T. Rowe Price Limited Term Bond Portfolio                     4,212             4,485
      T. Rowe Price Equity Income Portfolio                         7,652            47,852
      T. Rowe Price Personal Strategy Balanced Portfolio           22,720             9,188
      T. Rowe Price Mid-Cap Growth Portfolio                       17,785             2,492
      T. Rowe Price International Stock Portfolio                  16,086               223
      Vanguard Balanced Portfolio                                     155             3,601
      Vanguard Equity Index Portfolio                                 287             3,534
      Vanguard Small Company Growth Portfolio                       1,948             5,644
      Vanguard Mid-Cap Index Portfolio                                722               174
      Vanguard REIT Index Portfolio                                   356             3,898
                                                           ---------------   ---------------
          Total                                                  $ 94,036         $ 102,729
                                                           ===============   ===============

     In 2004, purchases and proceeds on sales of the Funds' shares were as follows:

                                                                                Proceeds
                                                              Purchases         on Sales
                                                           ---------------   ---------------
      Janus Aspen Growth Portfolio                                  $ 235             $ 289
      Janus Aspen Mid Cap Growth Portfolio                              -           215,891
      Janus Aspen Worldwide Growth Portfolio                          112                24
      Janus Aspen Balanced Portfolio                                  147               114
      T. Rowe Price Prime Reserve Portfolio                         4,035            30,171
      T. Rowe Price Limited Term Bond Portfolio                     5,908            12,443
      T. Rowe Price Equity Income Portfolio                        10,618             1,498
      T. Rowe Price Personal Strategy Balanced Portfolio           30,413            38,216
      T. Rowe Price Mid-Cap Growth Portfolio                        5,525               155
      T. Rowe Price International Stock Portfolio                   1,912                17
      Vanguard Balanced Portfolio                                     452                48
      Vanguard Equity Index Portfolio                                 222                48
      Vanguard Small Company Growth Portfolio                       9,318               629
      Vanguard Mid-Cap Index Portfolio                              7,587               118
      Vanguard REIT Index Portfolio                                   195             1,088
                                                           ---------------   ---------------
         Total                                                   $ 76,679         $ 300,749
                                                           ===============   ===============


       *Formerly Janus Aspen Growth Portfolio

4.    Expenses and Related Party Transactions

     A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract. Until May 1, 2004 the Company elected to pass through to the Variable Account any administrative allowances received from the Funds. After May 1, 2004, the Company no longer passed through any administrative allowances to the Variable Account (see Note 6). Allowances equal to .15% of the daily net asset value of the Janus Aspen and T. Rowe Price portfolios are reflected on the Statements of Operations as a reduction to mortality and expense risk charges.

     The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

December 31, 2005 and 2004


     There are no deductions made from purchase payments for sales charges at the time of purchase. However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales. Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

     Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value. Premium taxes up to 4% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and to deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

     Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

5.    Changes in Units Outstanding

     The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                                                    Units          Units         Net Increase
                                                                   Issued         Redeemed        (Decrease)
                                                                 ------------   -------------   ----------------
    * Janus Aspen Large Cap Growth Portfolio                               -               3                 (3)
      Janus Aspen Mid Cap Growth Portfolio                               410             441                (31)
      Janus Aspen Worldwide Growth Portfolio                               -               2                 (2)
      Janus Aspen Balanced Portfolio                                       -               3                 (3)
      T. Rowe Price Prime Reserve Portfolio                              252               2                250
      T. Rowe Price Limited Term Bond Portfolio                           19             104                (85)
      T. Rowe Price Equity Income Portfolio                              132           3,485             (3,353)
      T. Rowe Price Personal Strategy Balanced Portfolio                 359             133                226
      T. Rowe Price Mid-Cap Growth Portfolio                           1,318             153              1,165
      T. Rowe Price International Stock Portfolio                      2,100               1              2,099
      Vanguard Balanced Portfolio                                          -             305               (305)
      Vanguard Equity Index Portfolio                                      6             324               (318)
      Vanguard Small Company Growth Portfolio                             62             467               (405)
      Vanguard Mid-Cap Index Portfolio                                    46               2                 44
      Vanguard REIT Index Portfolio                                        -             250               (250)

     The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                                                    Units          Units         Net Increase
                                                                   Issued         Redeemed        (Decrease)
                                                                 ------------   -------------   ----------------
      Janus Aspen Growth Portfolio                                        35               4                 31
      Janus Aspen Mid Cap Growth Portfolio                                 -           6,134             (6,134)
      Janus Aspen Worldwide Growth Portfolio                              17               2                 15
      Janus Aspen Balanced Portfolio                                       -               5                 (5)
      T. Rowe Price Prime Reserve Portfolio                              182           1,484             (1,302)
      T. Rowe Price Limited Term Bond Portfolio                           76             358               (282)
      T. Rowe Price Equity Income Portfolio                              455               6                449
      T. Rowe Price Personal Strategy Balanced Portfolio                 672           1,023               (351)
      T. Rowe Price Mid-Cap Growth Portfolio                             484               1                483
      T. Rowe Price International Stock Portfolio                        266               -                266
      Vanguard Balanced Portfolio                                         33               1                 32
      Vanguard Equity Index Portfolio                                      9               1                  8
      Vanguard Small Company Growth Portfolio                            824              35                789
      Vanguard Mid-Cap Index Portfolio                                   694               2                692
      Vanguard REIT Index Portfolio                                        -              85                (85)

       *Formerly Janus Aspen Growth Portfolio

December 31, 2005 and 2004

6.    Financial Highlights

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2005 follows:


                                                                                              Expenses     Income
                                                                                              as a % of    as a % of
                                                                       Net Assets              Average      Average
                                                                -----------------------
                                                                          Unit                   Net          Net          Total
                                                            Units         Value       (000's)   Assets#      Assets        Return
                                                        ------------   ---------     -------- -----------  ----------     ----------
    * Janus Aspen Large Cap Growth Portfolio                   4,179      $ 6.09        $ 25       1.20 %       0.34          3.05 %
      Janus Aspen Mid Cap Growth Portfolio                     5,148       44.24         228       1.20            -         10.98
      Janus Aspen Worldwide Growth Portfolio                     209        6.03           1       1.20         1.42          4.61
      Janus Aspen Balanced Portfolio                             659       10.88           7       1.20         2.30          6.67
      T. Rowe Price Prime Reserve Portfolio                    2,321       20.25          47       1.20         2.76          1.57
      T. Rowe Price Limited Term Bond Portfolio                3,197       31.53         101       1.20         3.55          0.54
      T. Rowe Price Equity Income Portfolio                    6,612       14.22          94       1.20         1.58          2.69
      T. Rowe Price Personal Strategy Balanced Portfolio       9,379       38.90         365       1.20         1.79          5.16
      T. Rowe Price Mid-Cap Growth Portfolio                   2,436       14.44          35       1.20            -         13.38
      T. Rowe Price International Stock Portfolio              2,365        8.91          21       1.20         1.65         14.66
      Vanguard Balanced Portfolio                                  -           -           -       1.20        10.52          5.54
      Vanguard Equity Index Portfolio                              -           -           -       1.20         7.22          3.52
      Vanguard Small Company Growth Portfolio                  1,607       12.74          20       1.20            -          4.98
      Vanguard Mid-Cap Index Portfolio                           983       14.08          14       1.20         0.97         12.60
      Vanguard REIT Index Portfolio                                -           -           -       1.20        12.03         12.60

     # Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

          A summary of unit values, units outstanding and certain financial performance information for each subaccount or variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2004 follows:


                                                                                              Expenses     Income
                                                                                              as a % of    as a % of
                                                                       Net Assets              Average      Average
                                                                -----------------------
                                                                          Unit                   Net          Net          Total
                                                            Units         Value       (000's)   Assets#      Assets        Return
                                                        ------------   ---------     -------- -----------  ----------     ----------
      Janus Aspen Growth Portfolio                             4,182      $ 5.91        $ 25       1.20 %       0.15 %        3.32 %
      Janus Aspen Mid Cap Growth Portfolio                     5,179       39.86         206       1.20            -         19.38
      Janus Aspen Worldwide Growth Portfolio                     211        5.76           1       1.20         1.04          3.58
      Janus Aspen Balanced Portfolio                             662       10.20           7       1.20         2.29          7.29
      T. Rowe Price Prime Reserve Portfolio                    2,071       19.94          41       1.20         0.85         (0.27)
      T. Rowe Price Limited Term Bond Portfolio                3,282       31.36         103       1.20         3.29         (0.06)
      T. Rowe Price Equity Income Portfolio                    9,965       13.85         138       1.20         1.58         13.61
      T. Rowe Price Personal Strategy Balanced Portfolio       9,153       36.99         339       1.20         2.05         11.51
      T. Rowe Price Mid-Cap Growth Portfolio                   1,271       12.73          16       1.20            -         17.00
      T. Rowe Price International Stock Portfolio                266        7.77           2       1.20         1.53         12.47
      Vanguard Balanced Portfolio                                305       11.92           4       1.20         2.51          9.93
      Vanguard Equity Index Portfolio                            318       11.30           4       1.20         1.29          9.45
      Vanguard Small Company Growth Portfolio                  2,012       12.13          24       1.20         0.06         13.90
      Vanguard Mid-Cap Index Portfolio                           939       12.50          12       1.20         0.27         18.86
      Vanguard REIT Index Portfolio                              250       16.18           4       1.20         3.13         28.94

     #    Excluding  the  effect  of  the  expenses  of  the   underlying   fund
          portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.

     *    Formerly Janus Aspen Growth Portfolio

December 31, 2005 and 2004

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2003 follows:

                                                                                              Expenses     Income
                                                                                              as a % of    as a % of
                                                                       Net Assets              Average      Average
                                                                -----------------------
                                                                          Unit                   Net          Net          Total
                                                            Units         Value       (000's)   Assets#      Assets        Return
                                                        ------------   ---------     -------- -----------  ----------     ----------
      Janus Aspen Growth Portfolio                              4,151       $5.72        $ 24        1.20 %        0.10 %    30.19 %
      Janus Aspen Mid Cap Growth Portfolio                     11,313       33.39         378        1.20             -      33.53
      Janus Aspen Worldwide Growth Portfolio                      196        5.56           1        1.20          1.11      22.52
      Janus Aspen Balanced Portfolio                              667        9.51           6        1.20          2.12      12.69
      T. Rowe Price Prime Reserve Portfolio                     3,373       19.99          67        1.20          0.71      (0.54)
      T. Rowe Price Limited Term Bond Portfolio                 3,564       31.38         112        1.20          3.85       3.01
      T. Rowe Price Equity Income Portfolio                     9,516       12.19         116        1.20          1.77      24.02
      T. Rowe Price Personal Strategy Balanced Portfolio        9,504       33.17         315        1.20          2.20      23.33
      T. Rowe Price Mid-Cap Growth Portfolio                      788       10.88           9        1.20             -      36.78
      Vanguard Balanced Portfolio                                 273       10.84           3        1.20          3.52      18.82
      Vanguard Equity Index Portfolio                             310       10.32           3        1.20          1.64      26.74
      Vanguard Small Company Growth Portfolio                   1,223       10.65          13        1.20             -      39.20
      Vanguard Mid-Cap Index Portfolio                            247       10.52           3        1.20             -      32.27
      Vanguard REIT Index Portfolio                               335       12.55           4        1.20          4.27      33.68

     #    Excluding  the  effect  of  the  expenses  of  the   underlying   fund
          portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2002 follows:


                                                                                           Expenses     Income
                                                                                           as a % of    as a % of
                                                                    Net Assets              Average      Average
                                                             -----------------------
                                                                       Unit                   Net          Net          Total
                                                         Units         Value       (000's)   Assets#      Assets        Return
                                                        ---------   ---------     -------- -----------  ----------     ----------
      Janus Aspen Growth Portfolio                          4,033       $4.39        $ 18        1.20 %           - %     (27.29)%
      Janus Aspen Aggressive Growth Portfolio              14,497       24.97         362        1.20             -       (28.69)
      Janus Aspen Capital Appreciation Portfolio                0           -           0        1.20          0.41       (16.56)
      Janus Aspen Worldwide Growth Portfolio                  136        4.53           1        1.20          0.54       (26.29)
      Janus Aspen Balanced Portfolio                        1,273        8.42          11        1.20          2.45        (7.42)
      T. Rowe Price Prime Reserve Portfolio                 3,978       20.07          80        1.20          1.45         0.41
      T. Rowe Price Limited Term Bond Portfolio             5,185       30.41         158        1.20          4.80         4.31
      T. Rowe Price Equity Income Portfolio                 6,294        9.82          62        1.20          1.71       (14.03)
      T. Rowe Price Personal Strategy Balanced Portfolio    9,987       26.86         268        1.20          2.55        (8.77)
      T. Rowe Price Mid-Cap Growth Portfolio                  376        7.95           3        1.20             - ***   (20.54)##
      Vanguard REIT Index Portfolio                            77        9.37           1        1.20             - ***    (6.26)##

     #    Excluding  the  effect  of  the  expenses  of  the   underlying   fund
          portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.

     ##   For the period May 1, 2002 through December 31, 2002.

     ***  Annualized.

NOTES TO FINANCIAL STATEMENTS
December 31, 2005 and 2004

7.    Diversification Requirements

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbour test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

     The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. The Variable Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

14





             Report of Independent Registered Public Accounting Firm

The Board of Directors
Sentry Life Insurance Company of New York
   and
The Contract Owners of
Sentry Variable Account I:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Sentry Variable Account I, and its Janus Aspen Large Cap Growth Portfolio, Janus Aspen Mid Cap Growth Portfolio, Janus Aspen Worldwide Growth Portfolio, Janus Aspen Balanced Portfolio, T. Rowe Price Prime Reserve Portfolio, T. Rowe Price Limited Term Bond Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Personal Strategy Balanced Portfolio, T. Rowe Price Mid-Cap Growth Portfolio, T. Rowe Price International Stock Portfolio, Vanguard Balanced Portfolio, Vanguard Equity Index Portfolio, Vanguard Small Company Growth Portfolio, Vanguard Mid-Cap Index Portfolio, and Vanguard REIT Index Portfolio at December 31, 2005, the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements (hereafter referred to as "financial statements") are the responsibility of Sentry Life Insurance Company of New York's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the investment advisors, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Chicago, Illinois
February 9, 2006